VESSELS UNDER CONSTRUCTION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Panamax Vessel [Member]	Dec. 31, 2012 Panamax Vessel [Member] Dead_Weight_Tonnages	Jun. 30, 2011 NewLead Endurance Vessel [Member]	Nov. 30, 2011 NewLead Gujarat Vessel [Member]	Jul. 31, 2010 Dry Bulk Vessels [Member]	Jul. 31, 2010 Navios Serenity Vessel [Member]	Jul. 31, 2011 Navios Serenity Vessel [Member] Dead_Weight_Tonnages	May 22, 2012 Handysize Hull 4029 Vessels [Member]	Feb. 20, 2012 Handysize Hull 4029 Vessels [Member]	Dec. 31, 2011 Handysize Hull 4029 Vessels [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Investment Contract Weight					92,000					35,000
Amount Transferred From Vessel Under Construction To Vessels						$ 38,708	$ 44,838		$ 34,359
Vessel Under Construction Fair Value at Acquisition Date								9,588
Deposits Fair Value													7,055
Commitments For Vessels Under Construction													19,350
Default Of Payment Of Installment												7,400
Asset Impairment Charges													5,530
Purchase Option Liability Written Off								3,973			1,779
Percentage Of Purchase Option on Two Hulls								50.00%
Gain Loss In Termination Of Purchase Obligation											7,424
Write Off Of Vessel Under Construction											7,240
Release of debt related to vessels under construction	5,492	0	0								5,492
Shipyard Contract				$ 37,000